Long-Term Debt and Other Financial Liabilities, Squire Alpha Bank Loan Facility (Details) - Squire Alpha Bank Loan Facility [Member] $ in Thousands				6 Months Ended
	Oct. 01, 2020 USD ($)	Aug. 28, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) Installment Prepayment
Secured Credit Facilities [Abstract]
Maturity date				Dec. 31, 2022
Number of prepayments | Prepayment				2
Number of consecutive payment installments | Installment				11
Installment payment				$ 919
Frequency of periodic payment				Quarterly
Balloon payment				$ 14,975
Amendment fee			$ 75
LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate				3.50%
Minimum [Member]
Secured Credit Facilities [Abstract]
Ratio of market value of Squireship to total facility outstanding for 2020				1
Ratio of market value of Squireship to total facility outstanding for 2021				1.1
Ratio of market value of Squireship to total facility outstanding until maturity				1.15
Plan [Member]
Secured Credit Facilities [Abstract]
Installment payment	$ 500	$ 500